CREDIT FACILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term bank loans	$ 5,819,787	$ 3,125,681
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Aug. 31, 2020
Interest rate	4.35%
Collateral/ Guarantee	Secured by $5 million fixed deposit
Short-term bank loans	$ 4,300,334
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Dec. 31, 2020
Interest rate	5.88%
Collateral/ Guarantee	Guarantee by Xiaodong Chen and Juanjuan Cai
Short-term bank loans	$ 716,723
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Dec. 31, 2020
Interest rate	5.88%
Collateral/ Guarantee	Guarantee by PICC Property and Casualty Company Limited Xiamen Branch, Xiaodong Chen and Juanjuan Cai
Short-term bank loans	$ 430,034
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Dec. 31, 2020
Interest rate	5.88%
Collateral/ Guarantee	Guarantee by Xiamen Siming Technology Financing Guarantee Co. Ltd., Xiaodong Chen and Juanjuan Cai
Short-term bank loans	$ 372,696
China Construction Bank [Member]
Bank Name	China Construction Bank
Maturities	Mar. 31, 2019
Interest rate	5.71%
Collateral/ Guarantee	Guarantee by Xiamen Jingyuan Finance Guarantee Co. Ltd
Short-term bank loans		944,973
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Dec. 31, 2019
Interest rate	6.09%
Collateral/ Guarantee	Guarantee by Xiaodong Chen, Juanjuan Cai and Yong Chen
Short-term bank loans		436,142
China Construction Bank [Member]
Bank Name	China Construction Bank
Maturities	Mar. 31, 2019
Interest rate	5.71%
Collateral/ Guarantee	Guarantee by Xiamen Jingyuan Finance Guarantee Co. Ltd
Short-term bank loans		1,090,354
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Dec. 31, 2019
Interest rate	6.09%
Collateral/ Guarantee	Guarantee by Xiamen Siming Technology Financing Guarantee Co. Ltd., Xiaodong Chen Juanjuan Cai and Yong Chen
Short-term bank loans		$ 654,212